Consolidated Balance Sheets - GBP (£)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash	£ 3,066	£ 28,066
Accrued income, net of returns reserve	49,114	86,036
Other current assets	501,943	63,559
Total current assets	554,123	177,661
Intangible assets, net	11,758,905	13,758,907
Property and equipment, net	25,839	35,853
Total assets	12,338,867	13,972,421
Current liabilities
Accounts payable and accrued expenses	4,069,330	1,627,450
Convertible notes payable	0
Notes payable	340,072	231,631
Total current liabilities	6,386,733	6,156,517
Share-based compensation liability	0	390,298
Total liabilities	6,386,733	6,546,815
Commitments and contingencies (Note 12)
Accumulated deficit	(147,995,954)	(84,682,514)
Total shareholders' equity	5,952,134	7,425,606
Total liabilities and shareholders' equity	12,338,867	13,972,421
Class A - Ordinary Shares
Current liabilities
Ordinary shares	153,948,088	92,108,120
Class B - Ordinary Shares
Current liabilities
Ordinary shares	0	0
Nonrelated Party
Current liabilities
Convertible notes payable	0	1,771,593
Convertible notes payable, at fair value	0	1,213,564
Loans payable	100,000	0
Accrued interest	67,512	144,585
Related Party
Current liabilities
Convertible notes payable	0	999,937
Convertible notes payable, at fair value	0	40,930
Loans payable	1,766,666	0
Accrued interest	43,153	126,827
Share-based compensation liability	£ 0	£ 390,298